Interim Condensed Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 17,733,753	$ 5,269,084	$ 5,056,040
Trade receivable and other receivables	1,504,184	1,489,402	3,689,475
Government assistance and R&D tax credits receivable	1,256,623	1,287,468	2,179,423
Inventories		467,344	1,246,946
Prepaid expenses	3,031,871	1,545,267	1,325,991
Total current assets	23,526,431	10,058,565	13,497,875
Property and equipment	1,213,029	1,336,604	2,071,457
Right-of-use assets	1,720,172	1,907,356	3,180,318
Intangible assets	5,471,398	5,569,683	45,838,108
Prepaid financing fees	195,489	55,014	264,523
Goodwill			7,318,126
Total non-current assets	8,600,088	8,868,657	58,672,532
Total assets	32,126,519	18,927,222	72,170,407
Current liabilities
Accounts payable and accrued liabilities	14,047,564	13,887,269	13,570,905
Contract liability	7,194,500
Provisions			878,144
Conversion option	599,993	6,008	737,974
Derivative warrant liability	2,513,147	629,506
Bridge loans	16,169,151	9,913,619
Current portion of lease liabilities	655,111	663,920	722,675
Current portion of government grant liabilities	897,792	829,216	568,807
Total current liabilities	42,077,258	25,929,538	16,478,505
Long-term debt	86,278,352	79,306,811	47,725,583
Redeemable stock options			6,102,496
Lease liabilities	1,517,763	1,536,440	3,058,558
Government grant liabilities	822,352	789,127	899,489
Total non-current liabilities	88,618,467	81,632,378	57,786,126
Total liabilities	130,695,725	107,561,916	74,264,631
Shareholders’ deficiency
Capital stock	561,474,499	546,149,389	452,246,204
Reserve – warrants	2,682,115	2,682,111	670,703
Reserve – stock options	6,087,161	5,747,571	31,659,392
Other component of equity	955,863	955,863	2,869,188
Deficit	(669,768,844)	(644,169,628)	(480,333,695)
Equity (deficiency) attributable to owners of the capital stock of the parent	(98,569,206)	(88,634,694)	7,111,792
Non-controlling interests			(9,206,016)
Total shareholders’ deficiency	(98,569,206)	(88,634,694)	(2,094,224)
Total liabilities and shareholders’ deficiency	$ 32,126,519	$ 18,927,222	$ 72,170,407